Acquisitions	9 Months Ended
Sep. 30, 2025
Acquisitions
Acquisitions

3. Acquisitions

Effective December 3, 2024, the Company’s U.S. subsidiary Jefferson Capital Systems, LLC entered into a definitive agreement to purchase certain assets from Conn’s, Inc. (“Conn’s) though a bankruptcy process for $244.9 million in cash (the “Conn’s Portfolio Purchase”).

Jefferson Capital Systems, LLC hired 197 of the former full-time equivalents (“FTE”) of Conn’s on December 4, 2024, to manage and service the assets acquired in the Conn’s Portfolio Purchase through their remaining life and entered into certain vendor contracts to maintain continuity of account servicing. In addition, Jefferson Capital Systems, LLC was assigned a lease in San Antonio, Texas that had originally been entered into by Conn’s on November 10, 2024, at Jefferson Capital Systems, LLC’s request, in part to ensure that the Company would have its desired facility in place by the closing of the Conn’s Portfolio Purchase. Jefferson Capital relocated the 197 new FTE of Jefferson Capital Systems, LLC to the new San Antonio facility in January 2025. As of September 30, 2025 100 FTE remain.

The Conn’s portfolio purchase was accounted for as an asset acquisition in accordance with the asset acquisition method of accounting as detailed in ASC 805-50, Business Combinations—Related Issues (“ASC 805”). Generally, under asset acquisition accounting, acquiring assets in groups not only requires ascertaining the cost of the asset (or net assets), but also allocating that cost to the individual assets (or individual assets and liabilities) that make up the group. The cost of the group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values of net identifiable assets acquired other than certain “non-qualifying” assets (for example cash) and does not give rise to goodwill. The Company has determined the relative fair values of the assets acquired and liabilities assumed, as of the date of acquisition, as presented (in thousands):

Purchase Price:
Total purchase consideration paid		$244,937

Allocation of purchase price:
Cash and cash equivalents		1,224
Investments in receivables, net:
Unpaid principal balance	566,696
Allowance for credit losses at time of acquisition	(251,317)
Non-credit discount	(89,316)
Investment in previously charged-off receivables	11,964
Total investments in receivables, net		238,028
Prepaid expenses and other assets:
Lease (ROU asset)	789
Information Technology Hardware	413
Total prepaid expenses and other assets:		1,202
Other intangible assets:
Intellectual property	2,881
Assembled workforce	2,391
Total other intangible assets		5,272

Accounts payable and accrued expenses
Lease (ROU liability)		(789)

Total net assets acquired		$244,937

The investments in receivables, net exhibited more than insignificant credit deterioration on the acquisition date and were valued as per ASC 326, CECL methodology for PCD assets.

The Company has allocated the purchase price by evaluating the market value of each asset or liability acquired at the time of purchase. The Company utilized the same methodology in allocating purchase price as a business combination by evaluating the market value of each item acquired at the time of purchase. The market values were determined by using the approximate costs of the services provided today. The market value apportionment percentage of each respective item was then applied to the purchase price to establish the allocated book values.

For the acquired intangible assets, the weighted-average amortization period is thirty-one (31) months for both intellectual property and assembled workforce, as well as the combined total. There will be no residual value at the end of the life. For the information technology hardware, the depreciable life is thirty-six (36) months, which follows the Company’s policy.

In the nine months ended September 30, 2025, the Company recognized portfolio revenue of $80.3 million, servicing revenue of $8.7 million and net operating income of $62.5 million related to the Conn’s portfolio purchase.

In the year ended December 31, 2024, the Company recognized portfolio revenue of $9.4 million, servicing revenue of $1.9 million and net operating income of $3.1 million related to the Conn’s portfolio purchase.